STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
Automobiles & Components - .2%
Thor Industries	1,004		106,133
Banks - 7.5%
Cullen/Frost Bankers	8,998		1,132,758
Essent Group	17,436		724,989
First Bancorp	28,562		379,589
First Interstate BancSystem, Cl. A	3,874		158,059
First Merchants	4,649		185,449
First Republic Bank	255		53,463
Huntington Bancshares	24,091		357,510
SVB Financial Group	1,752	[a]	1,212,962
Synovus Financial	6,310		285,780
			4,490,559
Capital Goods - 11.5%
AerCap Holdings	1,672	[a]	93,699
AMETEK	341		46,547
APi Group	3,861	[a]	90,000
Armstrong World Industries	6,019		637,833
Array Technologies	21,656	[a]	390,133
Astra Space	4,886	[a]	53,599
CNH Industrial	24,276	[a]	397,155
Colfax	5,688	[a]	264,151
Construction Partners, Cl. A	5,994	[a]	207,033
Curtiss-Wright	6,599		830,286
Energy Recovery	5,529	[a]	117,491
EnerSys	3,442		255,018
Fluor	19,376	[a]	428,403
Graco	705		51,387
GrafTech International	31,273		364,331
Kornit Digital	1,523	[a]	235,928
Masco	1,112		73,281
Maxar Technologies	7,765		213,771
Mercury Systems	3,600	[a]	176,220
Quanta Services	2,793		317,788
Regal Rexnord	921		145,610
Ribbit LEAP	720	[a]	7,762
Roper Technologies	249		115,573
SiteOne Landscape Supply	506	[a]	121,622
Terex	3,537		149,898
The AZEK Company	1,408	[a]	55,222

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Capital Goods - 11.5% (continued)
The Greenbrier Companies	8,646		345,754
Triumph Group	3,721	[a]	62,364
Valmont Industries	936		223,732
WESCO International	3,133	[a]	388,899
			6,860,490
Commercial & Professional Services - 5.5%
ADT	21,514		178,781
CACI International, Cl. A	3,216	[a]	834,327
Clarivate	54,151	[a]	1,263,884
CoStar Group	1,220	[a]	94,867
Li-Cycle Holdings	4,979	[a]	62,088
Ritchie Bros Auctioneers	4,484		304,374
The Brink's Company	2,877		175,957
U.S. Ecology	6,499	[a]	221,421
Waste Connections	1,019		135,588
			3,271,287
Consumer Durables & Apparel - 3.4%
Callaway Golf	11,794	[a]	317,966
Hasbro	2,473		239,658
Lululemon Athletica	612	[a]	278,099
Newell Brands	10,669		229,063
Peloton Interactive, Cl. A	3,454	[a]	151,976
Skechers USA, CI. A	9,158	[a]	411,377
Under Armour, Cl. A	12,312	[a]	290,440
YETI Holdings	1,061	[a]	97,782
			2,016,361
Consumer Services - 5.7%
Aramark	9,251		308,983
Bloomin‘ Brands	9,359	[a]	165,374
Cracker Barrel Old Country Store	1,091		133,124
DraftKings, Cl. A	1,633	[a]	56,420
European Wax Center, Cl. A	2,460	[a]	66,346
Expedia Group	1,193	[a]	192,180
Grand Canyon Education	6,237	[a]	451,995
Membership Collective Group, Cl. A	8,827	[a]	109,631
Norwegian Cruise Line Holdings	13,790	[a]	269,043
Planet Fitness, Cl. A	5,918	[a]	483,441
Service Corp. International	16,822		1,112,944
Wynn Resorts	544	[a]	44,069
			3,393,550
Diversified Financials - 3.5%
Ares Management, Cl. A	1,001		81,241
LPL Financial Holdings	5,805		914,926
MarketWise	5,316	[a]	37,903

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Diversified Financials - 3.5% (continued)
PJT Partners, Cl. A	8,395		638,692
Tradeweb Markets, Cl. A	686		65,856
Voya Financial	5,476		340,279
			2,078,897
Energy - 2.1%
Cactus, Cl. A	4,658		170,017
CNX Resources	23,113	[a]	315,261
EQT	11,554	[a]	224,494
PBF Energy, Cl. A	24,079	[a]	301,710
Viper Energy Partners	11,856		255,615
			1,267,097
Food & Staples Retailing - .4%
Grocery Outlet Holding	7,423	[a]	214,970
Food, Beverage & Tobacco - 1.4%
AppHarvest	4,989	[a]	24,995
Calavo Growers	997		40,418
Freshpet	1,466	[a]	158,357
J&J Snack Foods	4,355		594,806
			818,576
Health Care Equipment & Services - 10.4%
1Life Healthcare	10,485	[a]	167,026
ABIOMED	440	[a]	138,503
Acadia Healthcare	4,537	[a]	254,843
Accolade	170	[a]	4,364
Align Technology	417	[a]	255,008
Amedisys	1,837	[a]	256,537
Apria	7,901	[a]	222,255
AtriCure	1,238	[a]	78,489
DexCom	517	[a]	290,859
Encompass Health	13,148		757,588
Evolent Health, Cl. A	4,153	[a]	107,978
Health Catalyst	1,940	[a]	84,177
Innovage Holding	7,125	[a]	56,786
Insulet	267	[a]	77,014
iRhythm Technologies	2,576	[a]	272,026
ModivCare	1,272	[a]	174,302
Molina Healthcare	2,719	[a]	775,404
Nevro	453	[a]	39,447
NuVasive	9,688	[a]	465,605
Oak Street Health	83	[a]	2,569
Omnicell	4,137	[a]	732,249
Outset Medical	1,114	[a]	52,804
Privia Health Group	10,506	[a]	242,689
R1 RCM	19,561	[a]	465,943

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Health Care Equipment & Services - 10.4% (continued)
SOC Telemed	14,147	[a]	28,718
Teladoc Health	1,515	[a]	153,394
TransMedics Group	2,754	[a]	60,698
			6,217,275
Household & Personal Products - 1.3%
Inter Parfums	6,333		556,227
Spectrum Brands Holdings	2,239		224,124
			780,351
Insurance - 1.6%
BRP Group, Cl. A	9,099	[a]	337,027
Markel	64	[a]	76,469
Palomar Holdings	1,199	[a]	87,623
Reinsurance Group of America	2,448		232,340
The Hanover Insurance Group	1,732		210,871
			944,330
Materials - 3.2%
Alamos Gold, Cl. A	4,610		35,220
AptarGroup	4,655		556,692
Constellium	6,400	[a]	112,448
Kinross Gold	38,662		230,039
Newmont	486		26,691
Summit Materials, Cl. A	7,409	[a]	276,356
The Mosaic Company	10,525		360,166
Tronox Holdings, Cl. A	11,162		245,452
Vulcan Materials	443		84,897
			1,927,961
Media & Entertainment - 1.8%
Cardlytics	2,300	[a]	155,434
Eventbrite, Cl. A	24,323	[a]	367,277
EverQuote, Cl. A	707	[a]	9,318
Liberty Media Corp-Liberty Formula One, Cl. C	1,771	[a]	107,889
Live Nation Entertainment	786	[a]	83,827
Manchester United, Cl. A	2,991		46,091
Match Group	265	[a]	34,447
Roku	334	[a]	76,022
Spotify Technology	394	[a]	93,969
Twitter	2,691	[a]	118,243
			1,092,517
Pharmaceuticals Biotechnology & Life Sciences - 7.6%
10X Genomics, CI. A	1,067	[a]	163,048
Adaptive Biotechnologies	969	[a]	25,281
Alkermes	15,075	[a]	330,444
Arena Pharmaceuticals	1,660	[a]	90,453

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.6% (continued)
Ascendis Pharma, ADR	269	[a]	36,858
Beam Therapeutics	764	[a]	60,471
Biohaven Pharmaceutical Holding	2,407	[a]	270,162
BioMarin Pharmaceutical	634	[a]	54,708
Bio-Techne	121		57,116
Blueprint Medicines	598	[a]	57,528
CareDx	982	[a]	42,364
Catalent	362	[a]	46,575
Cerevel Therapeutics Holdings	4,630	[a]	144,410
Crinetics Pharmaceuticals	3,412	[a]	93,216
Denali Therapeutics	877	[a]	40,570
Generation Bio	2,756	[a]	47,321
Horizon Therapeutics	1,494	[a]	155,017
Illumina	252	[a]	92,063
Iovance Biotherapeutics	2,389	[a]	44,722
Kymera Therapeutics	855	[a]	47,470
MeiraGTx Holdings	1,428	[a]	25,247
Moderna	355	[a]	125,113
NanoString Technologies	1,876	[a]	77,104
Natera	1,476	[a]	134,995
NeoGenomics	1,409	[a]	48,272
Neurocrine Biosciences	3,736	[a]	311,022
Pacific Biosciences of California	1,979	[a]	45,933
PTC Therapeutics	1,987	[a]	73,837
Quanterix	9,081	[a]	362,968
Sarepta Therapeutics	5,011	[a]	404,939
Twist Bioscience	998	[a]	95,309
Ultragenyx Pharmaceutical	1,831	[a]	137,746
uniQure	1,713	[a]	47,707
United Therapeutics	1,822	[a]	345,269
Viatris	18,069		222,429
Xenon Pharmaceuticals	5,711	[a]	152,484
Zogenix	3,072	[a]	34,560
			4,544,731
Real Estate - 6.2%
Americold Realty Trust	27,412	[b]	894,728
Colliers International Group	2,670	[a]	361,385
CoreSite Realty	1,440	[b]	246,312
Equinix	92	[b]	74,722
Pebblebrook Hotel Trust	4,179	[b]	87,550
Physicians Realty Trust	34,806	[b]	620,591
Redfin	3,703	[a]	150,675
Sunstone Hotel Investors	48,190	[a,b]	523,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Real Estate - 6.2% (continued)
Urban Edge Properties	40,909	[b]	704,862
			3,664,650
Retailing - 1.0%
Coupang	1,912	[a]	50,668
Farfetch, Cl. A	2,104	[a]	72,399
National Vision Holdings	2,337	[a]	112,270
Ollie's Bargain Outlet Holdings	3,729	[a]	230,788
Ross Stores	1,012		110,399
			576,524
Semiconductors & Semiconductor Equipment - 2.2%
MaxLinear	6,025	[a]	405,663
MKS Instruments	1,086		165,246
NVIDIA	450		147,042
Power Integrations	1,442		144,243
Semtech	2,265	[a]	194,043
SkyWater Technology	1,982	[a]	37,083
Skyworks Solutions	1,248		189,272
			1,282,592
Software & Services - 11.7%
Affirm Holdings	564	[a]	71,448
Amdocs	9,420		657,704
AvidXchange Holdings	1,917	[a]	40,947
Bill.com Holdings	459	[a]	128,910
ChannelAdvisor	2,798	[a]	69,978
DocuSign	559	[a]	137,715
Dolby Laboratories, Cl. A	9,280		774,045
Euronet Worldwide	3,887	[a]	394,025
Everbridge	3,161	[a]	358,521
Fidelity National Information Services	436		45,562
Flywire	313	[a]	12,720
HubSpot	858	[a]	692,329
MAXIMUS	10,033		756,990
nCino	861	[a]	53,485
Paya Holdings	42,276	[a]	272,257
Rapid7	2,637	[a]	327,146
ServiceNow	337	[a]	218,275
Shift4 Payments, Cl. A	1,634	[a]	85,001
Shopify, Cl. A	178	[a]	270,879
Splunk	645	[a]	78,045
Square, Cl. A	934	[a]	194,580
SS&C Technologies Holdings	807		61,598
The Trade Desk, Cl. A	820	[a]	84,804
Twilio, Cl. A	1,737	[a]	497,043
Zendesk	1,880	[a]	191,967

Description		Shares		Value ($)
Common Stocks - 96.6% (continued)
Software & Services - 11.7% (continued)
Zoom Video Communications, CI. A		232	[a]	49,047
Zuora, Cl. A		21,915	[a]	434,136
				6,959,157
Technology Hardware & Equipment - 4.2%
ADTRAN		29,163		594,342
Amphenol, Cl. A		1,253		100,967
Calix		3,561	[a]	238,445
Ciena		8,290	[a]	499,307
Cognex		420		32,445
Extreme Networks		19,841	[a]	267,854
Lumentum Holdings		2,290	[a]	198,703
NETGEAR		1,207	[a]	32,275
nLight		2,726	[a]	67,850
Trimble		794	[a]	68,181
Western Digital		5,693	[a]	329,283
Zebra Technologies, Cl. A		115	[a]	67,710
				2,497,362
Telecommunication Services - .2%
Bandwidth, Cl. A		1,511	[a]	108,278
Transportation - 2.1%
Knight-Swift Transportation Holdings		4,449		254,705
Lyft, Cl. A		5,441	[a]	220,959
SkyWest		20,170	[a]	790,059
				1,265,723
Utilities - 1.9%
Clearway Energy, Cl. C		12,270		457,916
NextEra Energy Partners		4,748		403,817
Vistra Energy		12,908		256,611
				1,118,344
Total Common Stocks (cost $38,640,021)				57,497,715
	1-Day Yield (%)
Investment Companies - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,994,806)	0.06	1,994,806	[c]	1,994,806
Total Investments (cost $40,634,827)		100.0%		59,492,521
Cash and Receivables (Net)		.0%		231
Net Assets		100.0%		59,492,752

ADR—American Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	57,497,715	-	-	57,497,715
Investment Companies	1,994,806	-	-	1,994,806

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2021, accumulated net unrealized appreciation on investments was $18,857,694, consisting of $20,417,502 gross unrealized appreciation and $1,559,808 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.